CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Other current assets, due from related parties	$ 123	$ 483
Convertible promissory notes, due to related parties	45,271	24,102
Other current liabilities, due to related parties	$ 399	$ 190
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)	40,202,785	43,189,195
Common stock, shares outstanding (in shares)	40,202,785	43,189,195